Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 541	$ 620
Others	1,121	1,253
Total other accrued liabilities	$ 1,662	$ 1,873